Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Components of the income tax (benefit) expense
Current income tax provision	$ 100,741	$ 9,627	$ 247,862
Deferred income tax provision (benefit)	111,757	(106,431)	(155,839)
Total	$ 212,498	$ (96,804)	$ 92,023